Share-Based Compensation - assumptions and inputs (Details)		12 Months Ended
	Dec. 01, 2017 Option	Dec. 31, 2018 Y CAD ($) $ / shares	Dec. 31, 2018 Y CAD ($) $ / shares $ / shares	Dec. 31, 2017 Y CAD ($) $ / shares	Dec. 31, 2017 Y CAD ($) $ / shares $ / shares
Share-Based Compensation
Number of options granted	535,000	20,000	20,000	535,000	535,000
Vesting requirements		Immediately	Immediately	Immediately	Immediately
Contractual life		9 years 6 months 15 days	9 years 6 months 15 days	10 years	10 years
Method of settlement		In equity	In equity	In equity	In equity
Exercise price, share options granted		$ 8.76		$ 8.76
Market price per share on grant date		$ 6.30	$ 6.30	$ 8.40	$ 8.40
Expected volatility		37.86%	37.86%	37.74%	37.74%
Expected option life | Y		9.54	9.54	10	10
Expected dividends		0.00%	0.00%	0.00%	0.00%
Risk-free interest rate		2.93%	2.93%	2.38%	2.38%
Fair value of option granted (per option) | (per share)		$ 2.69	$ 3.44	$ 4.22	$ 5.38